Derivative Instrument - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net gain (loss) on settled derivatives	$ (13,900)	$ 100	$ 2,700
Net gain (loss) on derivatives	$ (64,216)	$ 2,254	$ (6,797)	$ 0	$ 0